Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 25, 2011
Registrant Name	dei_EntityRegistrantName	PIMCO VARIABLE INSURANCE TRUST
Central Index Key	dei_EntityCentralIndexKey	0001047304
Amendment Flag	dei_AmendmentFlag	false
Prospectus Date	rr_ProspectusDate	May 25, 2011
PVIT Cluster - Administrative | PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pimco_SupplementTextBlock

PIMCO Variable Insurance Trust

Supplement Dated May 25, 2011 to the
Administrative Class Prospectus (dated April 29, 2011) (the “Prospectus”), as supplemented and revised from time to time

Disclosure Related to the PIMCO Foreign Bond Portfolio (Unhedged), PIMCO Foreign
Bond Portfolio (U.S. Dollar-Hedged) and PIMCO Global Bond Portfolio (Unhedged)

Effective immediately, the second sentence of the second paragraph of the "Principal Investment Strategies" section of the PIMCO Foreign Bond Portfolio (Unhedged)'s Portfolio Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Portfolio normally varies within three years (plus or minus) of the duration of the JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD, which as of March 31, 2011 was 7.00 years.

In addition, effective immediately, the third sentence of the second paragraph of the "Principal Investment Strategies" section of the PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)'s Portfolio Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Portfolio normally varies within three years (plus or minus) of the duration of the JPMorgan GBI Global ex-U.S. Index Hedged in USD, which as of March 31, 2011 was 7.00 years.

Additionally, effective immediately, the fourth sentence of the second paragraph of the "Principal Investment Strategies" section of the PIMCO Global Bond Portfolio (Unhedged)'s Portfolio Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Portfolio normally varies within three years (plus or minus) of the duration of the JPMorgan GBI Global FX NY Index Unhedged in USD, which as of March 31, 2011 was 6.44 years.

Investors Should Retain This Supplement For Future Reference

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The average portfolio duration of this Portfolio normally varies within three years (plus or minus) of the duration of the JPMorgan GBI Global ex-U.S. Index Hedged in USD, which as of March 31, 2011 was 7.00 years.

PVIT Cluster - Administrative | PIMCO Global Bond Portfolio (Unhedged)
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pimco_SupplementTextBlock

PIMCO Variable Insurance Trust

Supplement Dated May 25, 2011 to the
Administrative Class Prospectus (dated April 29, 2011) (the “Prospectus”), as supplemented and revised from time to time

Disclosure Related to the PIMCO Foreign Bond Portfolio (Unhedged), PIMCO Foreign
Bond Portfolio (U.S. Dollar-Hedged) and PIMCO Global Bond Portfolio (Unhedged)

Effective immediately, the second sentence of the second paragraph of the "Principal Investment Strategies" section of the PIMCO Foreign Bond Portfolio (Unhedged)'s Portfolio Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Portfolio normally varies within three years (plus or minus) of the duration of the JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD, which as of March 31, 2011 was 7.00 years.

In addition, effective immediately, the third sentence of the second paragraph of the "Principal Investment Strategies" section of the PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)'s Portfolio Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Portfolio normally varies within three years (plus or minus) of the duration of the JPMorgan GBI Global ex-U.S. Index Hedged in USD, which as of March 31, 2011 was 7.00 years.

Additionally, effective immediately, the fourth sentence of the second paragraph of the "Principal Investment Strategies" section of the PIMCO Global Bond Portfolio (Unhedged)'s Portfolio Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Portfolio normally varies within three years (plus or minus) of the duration of the JPMorgan GBI Global FX NY Index Unhedged in USD, which as of March 31, 2011 was 6.44 years.

Investors Should Retain This Supplement For Future Reference

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The average portfolio duration of this Portfolio normally varies within three years (plus or minus) of the duration of the JPMorgan GBI Global FX NY Index Unhedged in USD, which as of March 31, 2011 was 6.44 years.

PVIT Cluster - Administrative | PIMCO Foreign Bond Portfolio (Unhedged)
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pimco_SupplementTextBlock

PIMCO Variable Insurance Trust

Supplement Dated May 25, 2011 to the
Administrative Class Prospectus (dated April 29, 2011) (the “Prospectus”), as supplemented and revised from time to time

Disclosure Related to the PIMCO Foreign Bond Portfolio (Unhedged), PIMCO Foreign
Bond Portfolio (U.S. Dollar-Hedged) and PIMCO Global Bond Portfolio (Unhedged)

Effective immediately, the second sentence of the second paragraph of the "Principal Investment Strategies" section of the PIMCO Foreign Bond Portfolio (Unhedged)'s Portfolio Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Portfolio normally varies within three years (plus or minus) of the duration of the JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD, which as of March 31, 2011 was 7.00 years.

In addition, effective immediately, the third sentence of the second paragraph of the "Principal Investment Strategies" section of the PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)'s Portfolio Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Portfolio normally varies within three years (plus or minus) of the duration of the JPMorgan GBI Global ex-U.S. Index Hedged in USD, which as of March 31, 2011 was 7.00 years.

Additionally, effective immediately, the fourth sentence of the second paragraph of the "Principal Investment Strategies" section of the PIMCO Global Bond Portfolio (Unhedged)'s Portfolio Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Portfolio normally varies within three years (plus or minus) of the duration of the JPMorgan GBI Global FX NY Index Unhedged in USD, which as of March 31, 2011 was 6.44 years.

Investors Should Retain This Supplement For Future Reference

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The average portfolio duration of this Portfolio normally varies within three years (plus or minus) of the duration of the JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD, which as of March 31, 2011 was 7.00 years.

PVIT Cluster - Advisor Class / Class M | PIMCO Global Bond Portfolio (Unhedged)
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pimco_SupplementTextBlock

PIMCO Variable Insurance Trust

Supplement Dated May 25, 2011 to the
Advisor Class and Class M Prospectus (dated April 29, 2011) (the “Prospectus”), as supplemented and revised from time to time

Disclosure Related to the PIMCO Foreign Bond Portfolio (Unhedged) and PIMCO Global
Bond Portfolio (Unhedged)

Effective immediately, the second sentence of the second paragraph of the "Principal Investment Strategies" section of the PIMCO Foreign Bond Portfolio (Unhedged)'s Portfolio Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Portfolio normally varies within three years (plus or minus) of the duration of the JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD, which as of March 31, 2011 was 7.00 years.

In addition, effective immediately, the fourth sentence of the second paragraph of the "Principal Investment Strategies" section of the PIMCO Global Bond Portfolio (Unhedged)'s Portfolio Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Portfolio normally varies within three years (plus or minus) of the duration of the JPMorgan GBI Global FX NY Index Unhedged in USD, which as of March 31, 2011 was 6.44 years.

Investors Should Retain This Supplement For Future Reference

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The average portfolio duration of this Portfolio normally varies within three years (plus or minus) of the duration of the JPMorgan GBI Global FX NY Index Unhedged in USD, which as of March 31, 2011 was 6.44 years.

PVIT Cluster - Advisor Class / Class M | PIMCO Foreign Bond Portfolio (Unhedged)
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pimco_SupplementTextBlock

PIMCO Variable Insurance Trust

Supplement Dated May 25, 2011 to the
Advisor Class and Class M Prospectus (dated April 29, 2011) (the “Prospectus”), as supplemented and revised from time to time

Disclosure Related to the PIMCO Foreign Bond Portfolio (Unhedged) and PIMCO Global
Bond Portfolio (Unhedged)

Effective immediately, the second sentence of the second paragraph of the "Principal Investment Strategies" section of the PIMCO Foreign Bond Portfolio (Unhedged)'s Portfolio Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Portfolio normally varies within three years (plus or minus) of the duration of the JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD, which as of March 31, 2011 was 7.00 years.

In addition, effective immediately, the fourth sentence of the second paragraph of the "Principal Investment Strategies" section of the PIMCO Global Bond Portfolio (Unhedged)'s Portfolio Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Portfolio normally varies within three years (plus or minus) of the duration of the JPMorgan GBI Global FX NY Index Unhedged in USD, which as of March 31, 2011 was 6.44 years.

Investors Should Retain This Supplement For Future Reference

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The average portfolio duration of this Portfolio normally varies within three years (plus or minus) of the duration of the JPMorgan GBI Global ex-U.S. FX NY Index Unhedged in USD, which as of March 31, 2011 was 7.00 years.

PVIT Cluster - Institutional | PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pimco_SupplementTextBlock

PIMCO Variable Insurance Trust

Supplement Dated May 25, 2011 to the
Institutional Class Prospectus (dated April 29, 2011) (the “Prospectus”), as supplemented and revised from time to time

Disclosure Related to the PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) and
PIMCO Global Bond Portfolio (Unhedged)

Effective immediately, the third sentence of the second paragraph of the "Principal Investment Strategies" section of the PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)'s Portfolio Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Portfolio normally varies within three years (plus or minus) of the duration of the JPMorgan GBI Global ex-U.S. Index Hedged in USD, which as of March 31, 2011 was 7.00 years.

In addition, effective immediately, the fourth sentence of the second paragraph of the "Principal Investment Strategies" section of the PIMCO Global Bond Portfolio (Unhedged)'s Portfolio Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Portfolio normally varies within three years (plus or minus) of the duration of the JPMorgan GBI Global FX NY Index Unhedged in USD, which as of March 31, 2011 was 6.44 years.

Investors Should Retain This Supplement For Future Reference

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The average portfolio duration of this Portfolio normally varies within three years (plus or minus) of the duration of the JPMorgan GBI Global ex-U.S. Index Hedged in USD, which as of March 31, 2011 was 7.00 years.

PVIT Cluster - Institutional | PIMCO Global Bond Portfolio (Unhedged)
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pimco_SupplementTextBlock

PIMCO Variable Insurance Trust

Supplement Dated May 25, 2011 to the
Institutional Class Prospectus (dated April 29, 2011) (the “Prospectus”), as supplemented and revised from time to time

Disclosure Related to the PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) and
PIMCO Global Bond Portfolio (Unhedged)

Effective immediately, the third sentence of the second paragraph of the "Principal Investment Strategies" section of the PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged)'s Portfolio Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Portfolio normally varies within three years (plus or minus) of the duration of the JPMorgan GBI Global ex-U.S. Index Hedged in USD, which as of March 31, 2011 was 7.00 years.

In addition, effective immediately, the fourth sentence of the second paragraph of the "Principal Investment Strategies" section of the PIMCO Global Bond Portfolio (Unhedged)'s Portfolio Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of this Portfolio normally varies within three years (plus or minus) of the duration of the JPMorgan GBI Global FX NY Index Unhedged in USD, which as of March 31, 2011 was 6.44 years.

Investors Should Retain This Supplement For Future Reference

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The average portfolio duration of this Portfolio normally varies within three years (plus or minus) of the duration of the JPMorgan GBI Global FX NY Index Unhedged in USD, which as of March 31, 2011 was 6.44 years.